Finance income and fair value change in derivative instruments - Summary of Finance income and fair value change in derivative instruments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Interest Income For Amortised Cost [Abstract]
on fixed deposit with banks	₨ 2,010	$ 24	₨ 1,385	₨ 1,563
on loan given to third party			40
on safeguard duty recoverable	132	2	138	114
others	34	0	238	212
Gain on fair value changes on derivative instruments (other than hedge instruments)	139	2	212
Unwinding of Contract Assets	154	2
Unwinding of Financial Assets	441	5
Gain on settlement of financial liabilities				1,465
Total	₨ 2,910	$ 35	₨ 2,013	₨ 3,354